Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SUNAMERICA SERIES TRUST

SA DFA Ultra Short Bond Portfolio

(the “Portfolio”)

Supplement dated November 20, 2019

to the Portfolio’s Summary Prospectus and Prospectus

dated May 1, 2019, as supplemented and amended to date

Effective immediately, all references to Pamela Noble, Portfolio Manager for Dimensional Fund Advisors LP, are hereby deleted from the Summary Prospectus and Prospectus.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus and Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-USB1.1 (11/19)

Filed under Rule 497(e)

Registration No. 33-52742

SUNAMERICA SERIES TRUST

SA DFA Ultra Short Bond Portfolio

(the “Portfolio”)

Supplement dated November 20, 2019

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2019, as supplemented and amended to date

Effective immediately, all references to Pamela Noble, Portfolio Manager for Dimensional Fund Advisors LP, are hereby deleted from the SAI.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAST_SAI_SUP10 (11/19)